Summary of Significant Accounting Policies - Summary of Deferred Revenue Recognition (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
Deferred Revenue [Abstract]
Deferred revenue as of September 30, 2023	$ 21,047
Fixed revenue deferrals	3,633
Pass-through revenue deferrals	2,002
Previously deferred fixed revenue recognized	(12,653)
Previously deferred pass-through revenue recognized	(4,390)
Deferred revenue as of September 30, 2024	$ 9,639